CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Components of equity, long-term debt, net of cash and cash equivalents and investments
In the management of capital, the Company includes the components of equity, long-term debt, net of cash and cash equivalents, and investments.

	As of	As of
	December 31, 2017	December 31, 2016
Equity	$(41,754)	$(120,761)
Long-term debt	79,741	89,445
	$37,987	$(31,316)
Cash and cash equivalents	27,787	21,764
	$65,774	$(9,552)